Employee benefits	12 Months Ended
Dec. 31, 2021
Employee benefits
Employee benefits

29. Employee benefits

a) Employee postretirements obligations

In Brazil, the management of the pension plans is the responsibility of Fundação Vale do Rio Doce de Seguridade Social (“Valia”) a nonprofit entity with administrative and financial autonomy. The Brazilian plans are as follows:

Benefit plan Vale Mais (“Vale Mais”) and benefit plan Valiaprev (“Valiaprev”) - Certain Company’s employees are participants of Vale Mais and Valiaprev plans with components of defined benefits (specific coverage for death, pensions and disability allowances) and components of defined contributions (for programmable benefits). The defined benefits plan is subject to actuarial evaluations. The defined contribution plan represents a fixed amount held on behalf of the participants. Both Vale Mais and Valiaprev were overfunded as at December 31, 2021 and 2020.

Defined benefit plan (“Plano BD”) - The Plano BD has been closed to new entrants since 2000, when the Vale Mais plan was implemented. It is a plan that has defined benefit characteristics, covering almost exclusively retirees and their beneficiaries. It was overfunded as at December 31, 2021 and 2020 and the contributions made by the Company are not material.

“Abono complementação” benefit plan - The Company sponsors a specific group of former employees entitled to receive additional benefits from Valia regular payments plus post-retirement benefits that covers medical, dental and pharmaceutical assistance. The contributions made by the Company finished in 2014. The “abono complementação” benefit was overfunded as at December 31, 2021 and 2020.

Other benefits - The Company sponsors medical plans for employees that meet specific criteria and for employees who use the “abono complementação” benefit. Although those benefits are not specific retirement plans, actuarial calculations are used to calculate future commitments. As those benefits are related to health care plans they have nature of underfunded benefits, and are presented as underfunded plans as at December 31, 2021 and 2020.

The Foreign plans are managed in accordance with their region. They are divided between plans in Canada, United States of America, United Kingdom and Indonesia. Pension plans in Canada are composed of a defined benefit and defined contribution component. Currently the defined benefit plans do not allow new entrants. The foreign defined benefit plans are underfunded as at December 31, 2021 and 2020.

Employers’ disclosure about pensions and other post-retirement benefits on the status of the defined benefit elements of all plans is provided as follows.

i. Evolution of present value obligation

	Overfunded pension plans	Underfunded pension plans	Other benefits
Benefit obligation as at December 31, 2019	4,006	4,421	1,505
Service costs	7	53	18
Interest costs	222	134	64
Benefits paid	(368)	(248)	(53)
Effect of changes in the actuarial assumptions	118	271	243
Translation adjustment	(880)	1	(44)
Benefit obligation as at December 31, 2020	3,105	4,632	1,733
Service costs	10	68	1
Interest costs	196	122	33
Benefits paid	(235)	(257)	(56)
Participant contributions	—	(31)	—
Effect of changes in the actuarial assumptions	(330)	(246)	(261)
Translation adjustment	(208)	(10)	(23)
Transfer	295	(295)	—
Benefit obligation as at December 31, 2021	2,833	3,983	1,427

ii. Evolution of assets fair value

	Overfunded pension plans	Underfunded pension plans	Other benefits
Fair value of plan assets as at December 31, 2019	5,304	3,726	—
Interest income	298	109	—
Employer contributions	(39)	54	53
Benefits paid	(368)	(248)	(53)
Return on plan assets (excluding interest income)	(114)	305	—
Translation adjustment	(1,112)	46	—
Fair value of plan assets as at December 31, 2020	3,969	3,992	—
Interest income	253	102	—
Employer contributions	29	40	56
Benefits paid	(235)	(257)	(56)
Return on plan assets (excluding interest income)	(269)	181	—
Translation adjustment	(276)	2	—
Transfer	281	(281)	—
Fair value of plan assets as at December 31, 2021	3,752	3,779	—

iii. Reconciliation of assets and liabilities recognized in the statement of financial position

	Plans in Brazil
	December 31, 2021			December 31, 2020
	Overfunded	Underfunded	Other	Overfunded	Underfunded	Other
	pension plans	pension plans	benefits	pension plans	pension plans	benefits
Balance at beginning of the year	864	—	—	1,298	—	—
Interest income	58	—	—	74	—	—
Changes on asset ceiling	16	—	—	(278)	—	—
Translation adjustment	(62)	—	—	(230)	—	—
Balance at end of the year	876	—	—	864	—	—

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(2,572)	(237)	(301)	(3,105)	(317)	(465)
Fair value of assets	3,448	94	—	3,969	109	—
Effect of the asset ceiling	(876)	—	—	(864)	—	—
Liabilities	—	(143)	(301)	—	(208)	(465)

Current liabilities	—	(40)	(5)	—	(32)	(49)
Non-current liabilities	—	(103)	(296)	—	(176)	(416)
Liabilities	—	(143)	(301)	—	(208)	(465)

	Foreign plan
	December 31, 2021			December 31, 2020
	Overfunded
	pension	Underfunded		Underfunded
	plans	pension plans	Other benefits	pension plans	Other benefits
Movements of assets ceiling
Changes on asset ceiling and onerous liability	44	—	—	—	—
Balance at December 31,	44	—	—	—	—

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(261)	(3,746)	(1,127)	(4,315)	(1,268)
Fair value of assets	305	3,685	—	3,883	—
Effect of the asset ceiling	(44)	—	—	—	—
Liabilities	—	(61)	(1,127)	(432)	(1,268)

Current liabilities	—	(7)	(47)	(7)	(47)
Non-current liabilities	—	(54)	(1,080)	(425)	(1,221)
Liabilities	—	(61)	(1,127)	(432)	(1,268)

	Total
	December 31, 2021			December 31, 2020
	Overfunded	Underfunded	Other	Overfunded	Underfunded	Other
	pension plans	pension plans	benefits	pension plans	pension plans	benefits
Balance at beginning of the year	864	—	—	1,298	—	—
Interest income	58	—	—	74	—	—
Changes on asset ceiling	60	—	—	(278)	—	—
Translation adjustment	(63)	—	—	(230)	—	—
Balance at end of the year	919	—	—	864	—	—

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(2,833)	(3,983)	(1,428)	(3,105)	(4,632)	(1,733)
Fair value of assets	3,752	3,779	—	3,969	3,991	—
Effect of the asset ceiling	(919)	—	—	(864)	—	—
Liabilities	—	(204)	(1,428)	—	(641)	(1,733)

Current liabilities	—	(47)	(52)	—	(47)	(96)
Non-current liabilities	—	(157)	(1,376)	—	(594)	(1,637)
Liabilities	—	(204)	(1,428)	—	(641)	(1,733)

iv. Costs recognized in the income statement

	Year ended December 31,
	2021			2020			2019
	Overfunded	Underfunded		Overfunded	Underfunded		Overfunded	Underfunded
	pension	pension	Other	pension	pension	Other	pension	pension	Other
	plans	plans	benefits	plans	plans	benefits	plans	plans	benefits
Service cost	10	68	1	7	52	18	7	55	10
Interest expense	196	122	33	222	134	64	317	153	57
Interest income	(253)	(102)	—	(297)	(107)	—	(432)	(123)	—
Interest expense on effect of (asset ceiling)/ onerous liability	58	—	—	74	—	—	114	—	—
Total of cost, net	11	88	34	6	79	82	6	85	67

v. Costs recognized in the statement of comprehensive income

	Year ended December 31,
	2021			2020			2019
	Overfunded	Underfunded		Overfunded	Underfunded		Overfunded	Underfunded
	pension	pension	Other	pension	pension	Other	pension	pension	Other
	plans	plans	benefits	plans	plans	benefits	plans	plans	benefits
Balance at beginning of the year	(101)	(400)	(363)	(173)	(459)	(238)	(166)	(468)	(128)
Effect of changes actuarial assumptions	330	246	261	(118)	(271)	(243)	(718)	(373)	(182)
Return on plan assets (excluding interest income)	(269)	181	—	(114)	305	—	757	385	—
Change of asset ceiling	(60)	—	—	278	—	—	(60)	—	—
Others	(5)	3	(4)	—	9	11	—	—	—
	(4)	430	257	46	43	(232)	(21)	12	(182)
Deferred income tax	5	(130)	(83)	(15)	(12)	82	7	(5)	63
Others comprehensive income	1	300	174	31	31	(150)	(14)	7	(119)
Translation adjustments	7	8	17	41	28	25	7	2	9
Accumulated other comprehensive income	(93)	(92)	(172)	(101)	(400)	(363)	(173)	(459)	(238)

vi. Risks related to plans

The Administrators of the plans have committed to strategic planning to strengthen internal controls and risk management. This commitment is achieved by conducting audits and assessments of internal controls, which aim to mitigate operational market and credit risks. Risks are presented as follow:

Legal - Lawsuits: issuing periodic reports to internal audit and directors contemplating the analysis of lawyers about the possibility of loss (remote, probable or possible), aiming to support the administrative decision regarding provisions. Analysis and ongoing monitoring of developments in the legal scenario and its dissemination within the institution in order to subsidize the administrative plans, considering the impact of regulatory changes.

Actuarial - The annual actuarial valuation of the benefit plans comprises the assessment of costs, revenues and adequacy of plan funding. It also considers the monitoring of biometric, economic and financial assumptions (asset volatility, changes in interest rates, inflation, life expectancy, salaries and other).

Market - Profitability projections are made for the different plans considering a 10-year horizon. Asset Liability Management studies are performed for defined benefit obligations, while for defined contribution obligations there are efficient frontier (investment profiles) and glidepath (life cycles) studies. These projections consider the market risks of the investment asset classes. In addition, the short-term market risk of the plans is periodically monitored through metrics such as VaR - Value at Risk (parametric with 95% confidence), Benchmarch VaR, Maximum Drawdown, Stress Tests, among others.

Credit - Assessment of the credit quality of issuers by hiring expert consultants to evaluate financial institutions and internal assessment of payment ability of non-financial companies. For assets of non-financial companies, the assessment is conducted a monitoring of the company until the maturity of the security.

Liquidity - The monitoring of the liquidity of plans with defined benefit obligations is carried out in different time horizons with specific indicators and by technical study. Indicators help in monitoring short-term risks. The technical study aims to project the cash flows of all classes of assets and liabilities until the maturity of longer fixed-income securities and until the exhaustion of the actuarial liabilities of the plans, verifying that the assets for trading and held to maturity are sufficient to coverage of plan obligations. Portfolios of defined contribution bonds, namely investment profiles and life cycles, contain assets that can be sold at any time in normal market situations and, therefore, their market risk is assessed by specific indicators.

vii. Actuarial and economic assumptions and sensitivity analysis

All calculations involve future actuarial projections about some parameters, such as: salaries, interest, inflation, the trend of social security in Brazil (“INSS”) benefits, mortality and disability.

The economic and actuarial assumptions adopted have been formulated considering the long-term period for maturity and should therefore be analyzed accordingly. In the short term they may not be realized.

The following assumptions were adopted in the assessment:

	Brazil
	December 31, 2021			December 31, 2020
	Overfunded	Underfunded		Overfunded	Underfunded
	pension plans	pension plans	Other benefits	pension plans	pension plans	Other benefits
Discount rate to determine benefit obligation	8.62% - 8.82%	10.25%	8.68% - 8.86%	6.62% - 7.32%	6.50%	6.16% - 7.17%
Nominal average rate to determine expense/ income	8.62% - 8.82%	10.25%	N/A	6.62% - 7.32%	6.50%	N/A
Nominal average rate of salary increase	3.25% - 5.32%	7.50%	N/A	3.80%	6.00%	N/A
Nominal average rate of benefit increase	3.25%	7.50%	N/A	3.80%	6.00%	N/A
Immediate health care cost trend rate	N/A	N/A	6.35%	N/A	N/A	6.35% - 6.91%
Ultimate health care cost trend rate	N/A	N/A	6.35%	N/A	N/A	6.35% - 6.91%
Nominal average rate of price inflation	3.25%	5.00%	3.25%	3.31% - 3.80%	3.50%	3.25% - 3.80%

	Foreign
	December 31, 2021		December 31, 2020
	Underfunded		Underfunded
	pension plans	Other benefits	pension plans	Other benefits
Discount rate to determine benefit obligation	2.84%	3.03%	2.43%	2.62%
Nominal average rate to determine expense/ income	2.62%	2.62%	3.04%	3.04%
Nominal average rate of salary increase	3.28%	N/A	3.21%	N/A
Nominal average rate of benefit increase	3.00%	N/A	3.00%	N/A
Immediate health care cost trend rate	N/A	5.11%	N/A	5.35%
Ultimate health care cost trend rate	N/A	4.57%	N/A	4.56%
Nominal average rate of price inflation	2.10%	N/A	2.08%	N/A

For the sensitivity analysis, the Company applies the effect of 1.0% in nominal discount rate to the present value of the Company´s actuarial liability. The effects of this analysis on the Company´s actuarial liability and assumptions adopted are as follows:

	Brazil
	December 31, 2021
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability adjusted for the sensitivity test	2,434	276	386
Assumptions made	9.72%	7.50%	9.68%
Nominal discount rate - 1% reduction
Actuarial liability adjusted for the sensitivity test	2,723	317	299
Assumptions made	7.72%	5.50%	7.68%

	Foreign
	December 31, 2021
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability adjusted for the sensitivity test	221	3,291	971
Assumptions made	2.85%	3.84%	4.03%

Nominal discount rate - 1% reduction
Actuarial liability adjusted for the sensitivity test	324	4,260	1,313
Assumptions made	0.85%	1.84%	2.03%

viii. Assets of pension plans

Brazilian plan assets as at December 31, 2021 and 2020 includes respectively (i) investments in a portfolio of Vale’s stock and other instruments in the amount of US$50 and US$20, which are presented as “Investments funds – Equity” and (ii) Brazilian Federal Government securities in the amount of US$3,682 and US$3,612, which are presented as “Debt securities governments” and “Investments funds – Fixed”

Foreign plan assets as at December 31, 2021 and 2020 includes Canadian Government securities in the amount of US$682 and US$688, respectively.

ix. Overfunded pension plans

Assets by category are as follows:

	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	—	1	—	1	—	—	—	—
Debt securities - Corporate	1	74	—	75	—	42	—	42
Debt securities - Government	2,042	—	—	2,042	1,840	—	—	1,840
Investments funds - Fixed Income	1,910	175	—	2,085	2,242	—	—	2,242
Investments funds - Equity	452	—	—	452	396	—	—	396
International investments	91	—	—	91	32	—	—	32
Structured investments - Private Equity funds	—	129	103	232	—	—	126	126
Structured investments - Real estate funds	—	—	5	5	124	—	5	129
Real estate	—	—	212	212	—	—	255	255
Loans to participants	—	—	106	106	—	—	105	105
Total	4,496	379	426	5,301	4,633	42	491	5,166
Funds not related to risk plans (i)				(1,549)				(1,197)
Fair value of plan assets at end of year				3,752				3,969

(i)   Financial investments not related to coverage of overfunded pension plans. Funds are related to the Company´s unconsolidated entities and former employees.

Measurement of overfunded plan assets at fair value with no observable market variables (level 3) are as follows:

	December 31, 2021
	Private equity funds	Real estate funds	Real estate	Loans to participants	Total
Balance as at December 31, 2019	157	17	323	140	637
Return on plan assets	18	(8)	9	19	38
Assets purchases	1	1	10	117	129
Assets sold during the year	(15)	—	(14)	(141)	(170)
Translation adjustment	(35)	(5)	(73)	(30)	(143)
Balance as at December 31, 2020	126	5	255	105	491
Return on plan assets	10	—	(15)	16	11
Assets purchases	—	—	4	67	71
Assets sold during the year	(25)	—	(14)	(74)	(113)
Translation adjustment	(8)	—	(18)	(8)	(34)
Balance as at December 31, 2021	103	5	212	106	426

x. Underfunded pension plans

Assets by category are as follows:

	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	5	70	—	75	—	102	—	102
Equity securities	1,708	3	—	1,711	1,565	—	—	1,565
Debt securities - Corporate	—	556	—	556	—	519	—	519
Debt securities - Government	133	683	—	816	132	690	—	822
Investments funds - Fixed Income	38	—	—	38	36	158	—	194
Investments funds - Equity	3	173	53	229	1	350	—	351
Structured investments - Private Equity funds	—	—	181	181	—	—	250	250
Real estate	—	—	3	3	—	—	5	5
Loans to participants	—	—	1	1	—	—	2	2
Others	—	—	168	168	—	—	179	179
Total	1,887	1,485	406	3,778	1,735	1,819	437	3,991

Measurement of underfunded plan assets at fair value with no observable market variables (level 3) are as follows:

	Private equity funds	Equity pool	Real estate	Loans to participants	Others	Total
Balance as at December 31, 2019	212	—	55	3	165	435
Return on plan assets	1	—	(1)	—	—	—
Assets purchases	20	—	—	—	—	20
Assets sold during the year	(33)	—	—	—	—	(33)
Translation adjustment	50	—	(49)	(1)	15	15
Balance as at December 31, 2020	250	—	5	2	180	437
Return on plan assets	11	14	—	—	(14)	11
Assets purchases	28	39	—	—	—	67
Assets sold during the year	(108)	—	(1)	—	—	(109)
Translation adjustment	—	—	(1)	(1)	2	—
Balance as at December 31, 2021	181	53	3	1	168	406

xi. Disbursement of future cash flow

Vale expects to disburse US$89 in 2022 in relation to pension plans and other benefits.

xii. Expected benefit payments

The expected benefit payments, which reflect future services, are as follows:

	December 31, 2021
	Overfunded pension plans	Underfunded pension plans	Other benefits
2022	230	229	69
2023	232	228	70
2024	235	227	72
2025	237	226	70
2026	237	223	72
2027 and thereafter	1,196	1,085	388

b) Profit sharing program (“PLR”)

The Company recorded as cost of goods sold and services rendered and other operating expenses related to the profit sharing program US$478, US$476 and US$316 for the years ended on December 31, 2021, 2020 and 2019, respectively.

c) Long-term incentive programs

For the long-term awarding of eligible executives, the Company compensation plans includes Matching program and Performance Share Unit program (“PSU”), with three years-vesting cycles, respectively, with the aim of encouraging employee’s retention and encouraging their performance.

Matching Program

For the Matching program, the participants can acquire Vale’s common shares in the market without any benefits being provided by Vale. If the shares acquired are held for a period of three years and the participants keep it employment relationship with Vale, the participant is entitled to receive from Vale an award in shares, equivalent to the number of shares originally acquired by the executive. It should be noted that, although a specific custodian of the shares is defined by Vale, the share initially purchased by the executives have no restriction and can be sold at any time. However, if it’s done before the end of the three-year-vesting period, they would lose its right of receiving the related award to be paid by Vale.

Performance Shares Units

For PSU program, the eligible executives may receive during a three year-vesting cycle an award equivalent to the market value of a determined number of common shares and depending on the Vale’s performance factor, which is measured based on indicators of the total return to the shareholders (“TSR”) and Environmental, Social, and Governance ("ESG"). It is comprised by 80% of TSR metrics and 20% of ESG indicators.

At the Annual and Extraordinary Shareholders' Meeting ("AGOE") held on April 30, 2021, the Company's shareholders approved changes in the PSU program to be implemented as from the 2021 grant, consisting of (i) a change in the payment of the program award, which will be paid with common shares of the Company, and (ii) additional payment at the end of each cycle based on the remuneration that will be paid by Vale to its stockholders during the cycle.

d) Modification altering manner of settlement

As described in note 2, both programs were classified as “cash-settled” due to the PSU requirements and the Company’s settlement practice for the Matching program and, therefore, presented as a liability. However, the decision taken at the AGOE (“modification date”) demonstrates the Company's declared intention to change the form of liquidation of the programs. As a result, those programs were modified to become “equity-settled” and were remeasured at the modification-date fair value.

Remeasurement of the fair value of plans

The fair value of the Matching program was estimated using the Company's share price and ADR on the modification date, as described in note 2, in the amount of R$109.02 and US$20.12 per share, respectively. The number of shares granted on the grant date for the 2019, 2020 and 2021 cycles were 1,222,721, 2,154,534 and 1,046,255, respectively. The fair value of the program is recognized on a straight-line basis over three years (period of service required), net of estimated losses.

For the PSU, the program was remeasured by estimating the performance factor using Monte Carlo simulations for the Return to Shareholders Indicator and health and safety and sustainability indicators. The assumptions used for the Monte Carlo simulations are shown in the table below, as well as the result used to calculate the expected value of the total performance factor.

PSU	2021
Granted shares	1,474,723
Date shares were granted	04/30/2021
VALE (BRL)	109.02
VALE ON (USD)	20.12
Expected volatility	39.00%p.y.
Expected dividend yield	3.18%p.y.
Expected term (in years)	3
Expected shareholder return indicator	51.20%
Expected performance factor	60.96%

Reclassification from cash-settled to equity-settled

Matching	April 30, 2021	Remeasurement	Reclassification	May 1, 2021	Expense	December 31, 2021
Liability	33	5	(38)	—	—	—
Stockholders' equity	—	—	38	38	19	57
Net income	—	(5)	—	(5)	(19)	(24)

PSU	April 30, 2021	Remeasurement	Reclassification	May 1, 2021	Expense	December 31, 2021
Liability	3	(1)	(2)	—	—	—
Stockholders' equity	—	—	2	2	4	6
Net income	—	1	—	1	(4)	(3)

Accounting policy

Employee benefits

i. Current benefits - wages, vacations and related taxes

Payments of benefits such as wages or accrued vacation, as well the related social security taxes over those benefits are recognized monthly in income, on an accruals basis.

ii. Current benefits - profit sharing program

The Company has the Annual Incentive Program (AIP) based on Team and business unit’s contribution and Company-wide performance through operational cash generation. The Company makes an accrual based on evaluation periodic of goals achieved and Company result, using the accrual basis and recognition of present obligation arising from past events in the estimated outflow of resources in the future. The accrual is recorded as cost of goods sold and services rendered or operating expenses in accordance with the activity of each employee.

iii. Non-current benefits - long-term incentive programs

The Company has established a procedure for awarding certain eligible executives (Matching and Performance Share unit (“PSU”) Programs) with the goal of encouraging employee retention and optimum performance. Share-based long-term compensation programs are equity-settled, under which the Company receives employee services as consideration for equity instruments. The fair value of employee services received in exchange for the grant of options is recognized as an expense. The total amount of expenses is recognized during the period in which the right is acquired; period during which the specific vesting conditions are met.

iv. Non-current benefits - pension costs and other post-retirement benefits

The Company has several retirement plans for its employees.

For defined contribution plans, the Company’s obligations are limited to a monthly contribution linked to a pre-defined percentage of the remuneration of employees enrolled into these plans.

For defined benefit plans, actuarial calculations are periodically obtained for liabilities determined in accordance with the Projected Unit Credit Method in order to estimate the Company’s obligation. The liability recognized in the statement of financial position represents the present value of the defined benefit obligation as at that date, less the fair value of plan assets. The Company recognized in the income statement the costs of services, the interest expense of the obligations and the interest income of the plan assets. The remeasurement of gains and losses, return on plan assets (excluding the amount of interest on return of assets, which is recognized in income for the year) and changes in the effect of the ceiling of the active and onerous liabilities are recognized in comprehensive income for the year.

For overfunded plans, the Company does not recognize any assets or benefits in the statement of financial position or income statement until such time as the use of the surplus is clearly defined. For underfunded plans, the Company recognizes actuarial liabilities and results arising from the actuarial valuation.

Critical accounting estimates and judgments

Post-retirement benefits for employees - The amounts recognized depend on several factors that are determined based on actuarial calculations using various assumptions in order to determine costs and liabilities. One of these assumptions is selection and use of the discount rate. Any changes to these assumptions will affect the amount recognized.

At the end of each year the Company and external actuaries review the assumptions that will be used for the following year. These assumptions are used in determining the fair values of assets and liabilities, costs and expenses and the future values of estimated cash outflows, which are recorded in the plan obligations.